Outstanding Shares (Details) - Schedule of our outstanding common stock - shares	Dec. 31, 2020	Dec. 31, 2019
Outstanding Shares (Details) - Schedule of our outstanding common stock [Line Items]
Total outstanding common stock	4,053,489	3,867,136
Class A
Outstanding Shares (Details) - Schedule of our outstanding common stock [Line Items]
Total outstanding common stock	4,053,489	3,867,136
Class B
Outstanding Shares (Details) - Schedule of our outstanding common stock [Line Items]
Total outstanding common stock